Summary of significant accounting policies, Property, plant and equipment (Details)	12 Months Ended
Dec. 31, 2020
IT Equipment [Member]
Estimated useful life [Abstract]
Estimated useful life	3 years
Laboratory Equipment [Member]
Estimated useful life [Abstract]
Estimated useful life	5 years
Leasehold Improvements/Furniture [Member]
Estimated useful life [Abstract]
Estimated useful life	5 years